Guarantor Statements - SB/RH (Statement Of Financial Position) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 168.2	$ 275.3	$ 247.9	$ 194.6
Trade receivables, net	266.0	245.6
Other receivables	19.4	22.9
Inventories	496.3	449.9
Prepaid expenses and other	54.2	38.2
Current assets of business held for sale	603.0	601.0
Total current assets	1,607.1	1,632.9
Property, plant and equipment, net	503.1	366.1
Deferred charges and other	43.5	28.2
Goodwill	2,277.1	2,133.3	2,128.2
Intangible assets, net	1,612.0	1,534.8
Noncurrent assets of business held for sale	1,376.9	1,373.8
Total assets	7,419.7	7,069.1
Current liabilities:
Current portion of long-term debt	19.4	145.3
Accounts payable	371.6	314.8
Accrued wages and salaries	49.9	79.6
Accrued interest	48.5	39.3
Other current liabilities	123.4	104.5
Current liabilities of business held for sale	500.6	412.1
Total current liabilities	1,113.4	1,095.6
Long-term debt, net of current portion	3,752.3	3,414.7
Deferred income taxes	493.2	498.8
Other long-term liabilities	58.0	60.5
Noncurrent liabilities of business held for sale	156.1	155.5
Total liabilities	5,573.0	5,225.1
Shareholders' equity
Accumulated (deficit) earnings	262.3	63.6
Accumulated other comprehensive loss	(209.6)	(229.4)	(200.1)	(63.1)
Total shareholder's equity	1,837.9	1,800.1
Non-controlling interest	8.8	43.9
Total equity	1,846.7	1,844.0	1,606.8	1,086.8
Total liabilities and equity	7,419.7	7,069.1
Eliminations [Member]
Current assets:
Intercompany receivables	(1,624.2)	(1,393.9)
Other receivables	(1.0)	(11.6)
Inventories	(20.4)	(15.0)
Prepaid expenses and other	0.1	(0.5)
Current assets of business held for sale	(4.3)	(2.6)
Total current assets	(1,649.8)	(1,423.6)
Long-term intercompany receivables	(426.3)	(566.5)
Deferred charges and other	(254.4)	(255.1)
Investments in subsidiaries	(6,020.4)	(5,030.0)
Total assets	(8,350.9)	(7,275.2)
Current liabilities:
Current portion of long-term debt	(3.9)	(0.9)
Intercompany accounts payable	(1,629.6)	(1,408.4)
Other current liabilities	(1.0)	(11.7)
Total current liabilities	(1,634.5)	(1,421.0)
Long-term intercompany debt	(417.1)	(551.5)
Deferred income taxes	(260.2)	(260.2)
Total liabilities	(2,311.8)	(2,232.7)
Shareholders' equity
Other capital	(43.0)	832.6
Accumulated (deficit) earnings	(6,335.7)	(6,279.2)
Accumulated other comprehensive loss	339.6	404.1
Total shareholder's equity	(6,039.1)	(5,042.5)
Total equity	(6,039.1)	(5,042.5)
Total liabilities and equity	(8,350.9)	(7,275.2)
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	4.8	2.5	8.6	11.2
Trade receivables, net	102.4	99.1
Intercompany receivables	1,288.1	1,160.9
Other receivables	4.7	6.1
Inventories	205.6	202.0
Prepaid expenses and other	8.6	6.6
Current assets of business held for sale	0.2	0.1
Total current assets	1,614.4	1,477.3
Property, plant and equipment, net	178.9	108.5
Long-term intercompany receivables	96.6	188.4
Deferred charges and other	3.0	68.5
Goodwill	1,463.4	1,115.6
Intangible assets, net	1,027.7	628.6
Investments in subsidiaries	1,290.3	1,174.0
Noncurrent assets of business held for sale	124.4	126.6
Total assets	5,798.7	4,887.5
Current liabilities:
Current portion of long-term debt	4.3	2.1
Accounts payable	108.3	92.8
Accrued wages and salaries	2.3	10.1
Other current liabilities	25.6	20.1
Current liabilities of business held for sale	0.9	0.5
Total current liabilities	141.4	125.6
Long-term debt, net of current portion	92.1	25.1
Long-term intercompany debt	302.1	346.1
Deferred income taxes	523.5	530.7
Other long-term liabilities	6.1	1.1
Noncurrent liabilities of business held for sale	3.4
Total liabilities	1,068.6	1,028.6
Shareholders' equity
Other capital	1,089.9	151.4
Accumulated (deficit) earnings	3,814.1	3,912.7
Accumulated other comprehensive loss	(173.9)	(205.2)
Total shareholder's equity	4,730.1	3,858.9
Total equity	4,730.1	3,858.9
Total liabilities and equity	5,798.7	4,887.5
Nonguarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	157.4	168.9	226.3	176.9
Trade receivables, net	78.2	75.0
Intercompany receivables	335.4	233.0
Other receivables	10.6	28.4
Inventories	126.4	115.3
Prepaid expenses and other	14.6	9.0
Current assets of business held for sale	378.4	376.1
Total current assets	1,101.0	1,005.7
Property, plant and equipment, net	142.0	133.8
Long-term intercompany receivables	12.5	12.7
Deferred charges and other	35.6	26.0
Goodwill	245.1	236.3
Intangible assets, net	182.9	180.4
Investments in subsidiaries		(2.9)
Noncurrent assets of business held for sale	438.2	412.5
Total assets	2,157.3	2,004.5
Current liabilities:
Current portion of long-term debt	5.2	2.0
Accounts payable	141.1	119.8
Accrued wages and salaries	20.1	19.0
Other current liabilities	44.2	40.7
Current liabilities of business held for sale	322.4	250.0
Total current liabilities	533.0	431.5
Long-term debt, net of current portion	9.4	8.4
Long-term intercompany debt	102.4	192.6
Deferred income taxes	52.0	39.3
Other long-term liabilities	40.4	43.4
Noncurrent liabilities of business held for sale	129.9	115.3
Total liabilities	867.1	830.5
Shareholders' equity
Other capital	(1,075.0)	(1,043.5)
Accumulated (deficit) earnings	2,521.6	2,366.5
Accumulated other comprehensive loss	(165.2)	(198.8)
Total shareholder's equity	1,281.4	1,124.2
Non-controlling interest	8.8	49.8
Total equity	1,290.2	1,174.0
Total liabilities and equity	2,157.3	2,004.5
Parent [Member]
Current assets:
Cash and cash equivalents	6.0	99.4	13.0	4.8
Trade receivables, net	85.4	71.5
Intercompany receivables	0.7
Other receivables	4.4
Inventories	184.7	147.6
Prepaid expenses and other	30.9	23.1
Current assets of business held for sale	228.7	227.4
Total current assets	540.8	569.0
Property, plant and equipment, net	182.2	123.8
Long-term intercompany receivables	317.2	365.4
Deferred charges and other	244.2	177.7
Goodwill	568.6	781.4
Intangible assets, net	401.4	725.8
Investments in subsidiaries	4,730.1	3,858.9
Noncurrent assets of business held for sale	814.3	834.7
Total assets	7,798.8	7,436.7
Current liabilities:
Current portion of long-term debt	13.8	142.1
Accounts payable	122.2	102.2
Intercompany accounts payable	1,629.6	1,408.4
Accrued wages and salaries	27.5	50.5
Accrued interest	48.5	39.3
Other current liabilities	50.1	54.4
Current liabilities of business held for sale	177.3	161.6
Total current liabilities	2,069.0	1,958.5
Long-term debt, net of current portion	3,650.8	3,381.2
Long-term intercompany debt	12.6	12.8
Deferred income taxes	177.9	189.0
Other long-term liabilities	11.5	16.0
Noncurrent liabilities of business held for sale	22.8	40.2
Total liabilities	5,944.6	5,597.7
Shareholders' equity
Other capital	2,107.1	2,060.4
Accumulated (deficit) earnings	(42.8)	8.1
Accumulated other comprehensive loss	(210.1)	(229.5)
Total shareholder's equity	1,854.2	1,839.0
Total equity	1,854.2	1,839.0
Total liabilities and equity	7,798.8	7,436.7
SB/RH Holdings, LLC [Member]
Current assets:
Cash and cash equivalents	168.2	270.8	247.9	192.9
Trade receivables, net	266.0	245.6
Other receivables	18.7	22.9
Inventories	496.3	449.9
Prepaid expenses and other	54.2	38.2
Current assets of business held for sale	603.0	601.0
Total current assets	1,606.4	1,628.4
Property, plant and equipment, net	503.1	366.1
Deferred charges and other	28.4	17.1
Goodwill	2,277.1	2,133.3
Intangible assets, net	1,612.0	1,534.8
Noncurrent assets of business held for sale	1,376.9	1,373.8
Total assets	7,403.9	7,053.5
Current liabilities:
Current portion of long-term debt	19.4	145.3
Accounts payable	371.6	314.8
Accrued wages and salaries	49.9	79.6
Accrued interest	48.5	39.3
Other current liabilities	118.9	103.5
Current liabilities of business held for sale	500.6	412.1
Total current liabilities	1,108.9	1,094.6
Long-term debt, net of current portion	3,752.3	3,414.7
Deferred income taxes	493.2	498.8
Other long-term liabilities	58.0	60.5
Noncurrent liabilities of business held for sale	156.1	155.5
Total liabilities	5,568.5	5,224.1
Shareholders' equity
Other capital	2,079.0	2,000.9
Accumulated (deficit) earnings	(42.8)	8.1
Accumulated other comprehensive loss	(209.6)	(229.4)
Total shareholder's equity	1,826.6	1,779.6
Non-controlling interest	8.8	49.8
Total equity	1,835.4	1,829.4	$ 1,572.8	$ 1,070.2
Total liabilities and equity	$ 7,403.9	$ 7,053.5